SCHEDULE IV - CONSOLIDATED REINSURANCE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated reinsurance, net [Abstract]
Premiums Earned, Net, Total	$ 6,087	$ 5,617	$ 5,372
Reinsurance Related [Member]
Consolidated reinsurance, net [Abstract]
Gross Amount	13,607	13,415	13,304
Ceded to Other Companies	2,015	1,853	1,656
Assumed from Other Companies	98	94	95
Premiums Earned, Net, Total	11,690	11,656	11,743
Gross Amount, Life Insurance in Force	2,028,279	1,845,479	1,653,625
Ceded to Other Companies, Life Insurance in Force	831,478	776,226	674,256
Assumed from Other Companies, Life Insurance in Force	6,512	7,659	7,875
Premiums, Net, Life Insurance in Force, Total	$ 1,203,313	$ 1,076,912	$ 987,244
Percentage of Amount Assumed to Net, Life Insurance in Force	0.50%	0.70%	0.80%
Life Insurance And Annuity Reserves And Claims Due [Member] | Reinsurance Related [Member]
Consolidated reinsurance, net [Abstract]
Gross Amount	$ 10,365	$ 10,365	$ 10,474
Ceded to Other Companies	1,981	1,816	1,621
Assumed from Other Companies	94	88	88
Premiums Earned, Net, Total	$ 8,477	$ 8,637	$ 8,941
Percentage of Amount Assumed to Net	1.10%	1.00%	1.00%
Accident And Health Life Insurance Reserves [Member] | Reinsurance Related [Member]
Consolidated reinsurance, net [Abstract]
Gross Amount	$ 3,242	$ 3,050	$ 2,830
Ceded to Other Companies	34	37	35
Assumed from Other Companies	4	6	7
Premiums Earned, Net, Total	$ 3,213	$ 3,019	$ 2,802
Percentage of Amount Assumed to Net	0.10%	0.20%	0.20%